Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Tax components
	Year Ended December 31,
	2016	2015	2014
Current tax expense	$(2,921)	$(2,097)	$(2,053)
Net deferred tax (expense) / benefit	(1,437)	(2,388)	89
Income tax expense	$(4,358)	$(4,485)	$(1,964)

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
Income tax (expense) / benefit on profit before tax at statutory rates	$(20)	$(3,145)	$1,017
Valuation allowance	(3,590)	-	-
Effect of permanent differences	(748)	(1,340)	(2,981)
Total tax expense	$(4,358)	$(4,485)	$(1,964)

AB USA's
Tax components
	Year Ended December 31,
	2016	2015	2014
Current tax expense	$(2,618)	$(10)	$(56)
Deferred tax benefit / (expense)	2,537	(2,420)	-
Income tax provision	$(81)	$(2,430)	$(56)

Effective tax rate	2.7%	28.26%	3.19%

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
Income tax on profit before tax at statutory rate	$1,190	$(3,410)	$(29)
Effect of permanent differences	(1,271)	980	(27)
Total tax expense Reconciliation	$(81)	$(2,430)	$(56)

Deferred tax assets / liabilities

	Year Ended December 31,
	2016	2015	2014
Deferred tax assets:
Inventory adjustments and others	$2,254	$-	$-
Federal net operating loss	-	2,102	-
Total deferred assets	$2,254	$2,102	$-
	Year Ended December 31,
	2016	2015	2014
Deferred tax liabilities:
Inventory adjustments and others	$-	$3,091	$-
Amortization and depreciation	2,137	1,431	-
Total deferred liabilities	$2,137	$4,522	$-

ABAS
Tax components
	Year Ended December 31,
	2016	2015	2014
Current tax expense	$-	$-	$-
Deferred tax expense	(1,183)	(551)	(458)
Income tax expense	$(1,183)	$(551)	$(458)

Effective tax rate	1,105.61%	26.34%	25.46%

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
Income tax expense on result before tax at statutory rate	$(151)	$(589)	$(506)
Effect of permanent differences	(10)	38	48
Valuation allowance	(1,022)	-	-
Total tax expense Reconciliation	$(1,183)	$(551)	$(458)

Deferred tax assets / liabilities
	Year Ended December 31,
	2016	2015	2014
Deferred tax assets:
Carryforward of notional interest deduction	$-	$45	$-
Tax carryforward losses	-	761	1,275
Investment tax incentive	-	377	459
Total deferred taxes, net	$-	$1,183	$1,734

Aegean NWE
Tax components
	Year Ended December 31,
	2016	2015	2014
		Revised	Revised
Current tax benefit / (expense)	$(150)	$(1,339)	$(1,663)
Deferred tax (expense) / benefit	(3,062)	583	547
Income tax (expense) / benefit	$(3,212)	$(756)	$(1,116)

Effective tax rate	168.17%	8.67%	7.57%

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
		Revised	Revised
Income tax on profit before tax at statutory rate	$(649)	$1,109	$1,735
Effect of permanent differences	(5)	(1,865)	(2,851)
Valuation allowance	(2,558)	-	-
Total tax expense reconciliation	$(3,212)	$(756)	$(1,116)

Deferred tax assets / liabilities
	Year Ended December 31,
	2016	2015	2014
Deferred tax assets:
Tax carry forward losses	$2,292	$4,557	$2,570
Total deferred tax assets	2,292	4,557	2,570

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	5,437	4,740	3,336
Total deferred tax liabilities	$5,437	$4,740	$3,336

ICS
Tax components
	Year Ended December 31,
	2016	2015	2014
Current tax benefit / (expense)	$40	$(607)	$(334)
Deferred tax expense	-	-	-
Income tax benefit / (expense)	$40	$(607)	$(334)

Effective tax rate	4.73%	85.98%	51.38%

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
Income tax on profit before tax at statutory rate	$(218)	$(184)	$(183)
Effect of permanent differences	258	(423)	(151)
Total tax benefit / (expense) reconciliation	$40	$(607)	$(334)

U.S., Greece and Russia
Tax components
	Year Ended December 31,
	2016	2015	2014
Current tax expense	$(93)	$(141)	$-
Deferred tax benefit	171	-	-
Income tax benefit / (expense)	$78	$(141)	$-

Effective tax rate	44.83%	59.49%	-%

Tax reconciliation
	Year Ended December 31,
	2016	2015	2014
Income tax on profit before tax at statutory rate	$(52)	$(71)	$-
Effect of permanent differences	130	(70)	-
Total tax benefit / (expense) reconciliation	$78	$(141)	$-

Deferred tax assets / liabilities
	Year Ended December 31,
	2016	2015	2014
Deferred tax asset:
Tax carry forward losses	$171	$-	$-
Total deferred taxes	$171	$-	$-